Long-term provisions	12 Months Ended
Jun. 30, 2019
Long-term provisions
Long-term provisions

31Long-term provisions

	Environmental	Share- based payments*	Other	Total
for the year ended 30 June	Rm	Rm	Rm	Rm

2019
Balance at beginning of year	14 933	1 101	1 693	17 727
Capitalised in property, plant and equipment and assets under construction**	1 925	—	—	1 925
Reduction in rehabilitation provision capitalised	(1)	—	—	(1)
Transfer to held for sale liabilities***	(51)	—	(3)	(54)
Per the income statement	1 095	(440)	(225)	430
additional provisions and changes to existing provisions	415	(440)	64	39
reversal of unutilised amounts	(8)	—	(289)	(297)
effect of change in discount rate	688	—	—	688
Notional interest	849	—	8	857
Utilised during year (cash flow)	(159)	(397)	(543)	(1 099)
Foreign exchange differences recognised in income statement	109	—	18	127
Translation of foreign operations	42	—	6	48

Balance at end of year	18 742	264	954	19 960

Long-term provisions

	Environmental	Share- based payments	Other	Total
for the year ended 30 June	Rm	Rm	Rm	Rm

2018
Balance at beginning of year	15 716	885	2 178	18 779
Capitalised in property, plant and equipment and assets under construction	350	—	—	350
Reduction in rehabilitation provision capitalised****	(1 433)	—	—	(1 433)
Per the income statement	(756)	655	(495)	(596)
additional provisions and changes to existing provisions	241	655	(495)	401
reversal of unutilised amounts	(194)	—	—	(194)
effect of change in discount rate	(803)	—	—	(803)
Notional interest	953	—	9	962
Utilised during year (cash flow)	(249)	(437)	(43)	(729)
Foreign exchange differences recognised in income statement	225	(1)	27	251
Translation of foreign operations	127	(1)	17	143

Balance at end of year	14 933	1 101	1 693	17 727

*Refer note 34 for accounting policies and areas of judgement used in calculating the share-based payment provision (cash settled).

**Increase in rehabilitation capitalised in 2019 relates to a reassessment of our provision based on discount rates and cost estimates.

***Relates to rehabilitation provisions of the explosives business classified as held for sale, refer note 11.

****Reduction in rehabilitation capitalised in 2018 relates to a reassessment of our provision based on legislation changes, discount rates and new rehabilitation methods which resulted in a reduction of R1,4 billion.

		2019	2018
for the year ended 30 June	Note	Rm	Rm

Expected timing of future cash flows
Within one year		2 338	2 567
One to five years		3 291	3 715
More than five years		14 331	11 445

		19 960	17 727
Short-term portion	32	(2 338)	(2 567)

Long-term provisions		17 622	15 160

Estimated undiscounted obligation		101 100	102 952

Business segmentation
 Mining		1 439	1 324
 Exploration and Production International		6 779	5 677
 Energy		3 427	2 909
 Base Chemicals		3 919	3 321
 Performance Chemicals		2 038	1 909
 Group Functions		20	20

Total operations		17 622	15 160

Environmental provisions

In accordance with the group’s published environmental policy and applicable legislation, a provision for rehabilitation is recognised when the obligation arises, representing the estimated actual cash flows in the period in which the obligation is settled.

The environmental obligation includes estimated costs for the rehabilitation of coal mining, oil, gas and petrochemical sites. The amount provided is calculated based on currently available facts and applicable legislation.

The total environmental provision at 30 June 2019 amounted to R18 742 million (2018 – R14 933 million). In line with the requirements of the legislation of South Africa, the utilisation of certain investments is restricted for mining rehabilitation purposes. These investments amounted to R667 million (2018 – R649 million). In addition, indemnities of R2 155 million (2018 – R2 066 million) are in place.

The following risk-free rates were used to discount the estimated cash flows based on the underlying currency and time duration of the obligation.

	2019	2018
for the year ended 30 June	%	%

South Africa	6,9 to 8,7	7,3 to 9,2
Europe	0,0 to 0,7	0,0 to 1,5
United States of America	1,7 to 2,3	2,6 to 3,0
Canada	1,7 to 2,2	2,0 to 2,7

	2019	2018
for the year ended 30 June	Rm	Rm

A 1% point change in the discount rate would have the following effect on the long-term provisions recognised
Increase in the discount rate	(3 351)	(2 726)
amount capitalised to property, plant and equipment	(1 930)	(1 434)
income recognised in income statement	(1 421)	(1 292)
Decrease in the discount rate	4 540	3 786
amount capitalised to property, plant and equipment	2 622	2 058
expense recognised in income statement	1 918	1 728